Restatement impact of IFRS 16 - Impact on Segment Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	€ 8,708	€ 12,639	[1]	€ 8,957	[1]
Underlying operating profit	9,947	9,463	[1]	9,500	[1]
Depreciation and amortisation	1,964	2,008	[1]	2,025	[1]
Americas [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	2,683	3,621	[1]	3,120	[1]
Underlying operating profit	3,078	2,729	[1]	3,097	[1]
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		12,535		8,857
Underlying operating profit		9,359		9,400
Depreciation and amortisation		1,539		1,538
Previously stated [member] | ARR [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,777		3,802
Underlying operating profit		4,340		4,108
Previously stated [member] | Americas [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		3,586		3,086
Underlying operating profit		2,694		3,063
Previously stated [member] | Europe [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,172		1,969
Underlying operating profit		2,325		2,229
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		104		100
Underlying operating profit		104		100
Depreciation and amortisation		469		487
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | ARR [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		47		45
Underlying operating profit		47		45
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | Americas [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		35		34
Underlying operating profit		35		34
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member] | Europe [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		22		21
Underlying operating profit		22		21
As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		12,639		8,957
Underlying operating profit		9,463		9,500
Depreciation and amortisation		2,008		2,025
As Restated [Member] | ARR [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,824		3,847
Underlying operating profit		4,387		4,153
As Restated [Member] | Americas [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		3,621		3,120
Underlying operating profit		2,729		3,097
As Restated [Member] | Europe [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,194		1,990
Underlying operating profit		2,347		2,250
Beauty & Personal Care [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	4,520	4,165	[1]	4,140	[1]
Underlying operating profit	4,960	4,543	[1]	4,412	[1]
Depreciation and amortisation	693	686	[1]	641	[1]
Beauty & Personal Care [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,130		4,103
Underlying operating profit		4,508		4,375
Depreciation and amortisation		510		488
Beauty & Personal Care [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		35		37
Underlying operating profit		35		37
Depreciation and amortisation		176		153
Beauty & Personal Care [member] | As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		4,165		4,140
Underlying operating profit		4,543		4,412
Depreciation and amortisation		686		641
Foods & Refreshment [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	2,811	7,287	[1]	3,657	[1]
Underlying operating profit	3,382	3,576	[1]	3,778	[1]
Depreciation and amortisation	902	949	[1]	1,059	[1]
Foods & Refreshment [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		7,245		3,616
Underlying operating profit		3,534		3,737
Depreciation and amortisation		773		802
Foods & Refreshment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		42		41
Underlying operating profit		42		41
Depreciation and amortisation		176		257
Foods & Refreshment [member] | As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		7,287		3,657
Underlying operating profit		3,576		3,778
Depreciation and amortisation		949		1,059
Home Care [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit	1,377	1,187	[1]	1,160	[1]
Underlying operating profit	1,605	1,344	[1]	1,310	[1]
Depreciation and amortisation	€ 369	373	[1]	325	[1]
Home Care [member] | Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		1,160		1,138
Underlying operating profit		1,317		1,288
Depreciation and amortisation		256		248
Home Care [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 Restatement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		27		22
Underlying operating profit		27		23
Depreciation and amortisation		117		77
Home Care [member] | As Restated [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating profit		1,187		1,160
Underlying operating profit		1,344		1,311
Depreciation and amortisation		€ 373		€ 325

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.